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US Legal Services

Patricia A. Guerrera
Paralegal
(860) 723-2805
Fax: (860) 723-2215
Patricia.Guerrera@us.ing.com

November 30, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Opportunity Plus - Multiple Option Group Variable Annuity Contracts
File Nos.: 33-75962* and 811-2513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Supplement to the Contract Prospectus contained in Post-Effective Amendment No. 47 to the Registration
Statement on Form N-4 (“Amendment No. 47”) for Variable Annuity Account C of ING Life Insurance
and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33
Act would not have differed from that contained in Amendment No. 47 which was declared effective on
November 21, 2006. The text of Amendment No. 47 was filed electronically on November 21, 2006.

If you have any questions regarding this submission, please contact the undersigned or Michael Pignatella at 860-723-2239.

Sincerely,

/s/ Patricia A. Guerrera

Patricia A. Guerrera

*	Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 33-75978

Hartford Site	ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975